INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
Schedule of intangible assets
Intangible assets were as follows (RMB in millions):

	2020	2021
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,872	1,872
Technology	610	610
Others	799	799
Intangible assets not subject to amortization
Trade mark	11,776	11,764
Others	158	159

	15,215	15,204

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(1,176)	(1,342)
Technology	(541)	(588)
Others	(242)	(314)

	(1,959)	(2,244)

Net book value
Intangible assets to be amortized
Business Relationship	696	530
Technology	69	22
Others	557	485
Intangible assets not subject to amortization
Trade mark	11,776	11,764
Others	158	159

	13,256	12,960

Schedule of useful lives of finite-lived intangible assets

Business Relationship	5-10 years
Technology	5-10 years
Others	3-15 years

Schedule of future estimated amortization expense finite-lived intangible assets

Amortization
2022	240
2023	186
2024	181
2025	155
2026	51

813